Consolidated statement of cash flows (Parenthetical) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018
Statement of cash flows [abstract]
Restricted cash	$ 476	$ 439	$ 407